RESTRICTED CASH (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Restricted cash
Restricted cash	$ 4,719	$ 6,389
Uzbekistan
Restricted cash
Restricted cash	4,593	6,389
Ukraine
Restricted cash
Restricted cash	$ 126